Summary of Organization and Significant Accounting Policies (Tables) - Summit Materials, LLC [Member]	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Estimated Useful Lives of Assets

The estimated useful lives are generally as follows:

Buildings and improvements	7—40 years
Plant, machinery and equipment	20—40 years
Mobile equipment and barges	15—20 years
Office equipment	3—6 years
Truck and auto fleet	5—10 years
Landfill airspace and improvements	5—60 years
Other	2—10 years

Intangible Assets by Type and in Total

	July 2, 2016			January 2, 2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Leases	$22,103	$(2,844)	$19,259	$10,357	$(2,531)	$7,826
Reserve rights	8,807	(3,037)	5,770	8,636	(2,078)	6,558
Trade names	1,000	(608)	392	1,000	(558)	442
Other	249	(88)	161	249	(70)	179
Total intangible assets	$32,159	$(6,577)	$25,582	$20,242	$(5,237)	$15,005

The following table shows intangible assets by type and in total:

	January 2, 2016			December 27, 2014
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Leases	$10,357	$(2,531)	$7,826	$10,357	$(2,031)	$8,326
Reserve rights	8,636	(2,078)	6,558	9,094	(540)	8,554
Trade names	1,000	(558)	442	1,020	(470)	550
Other	249	(70)	179	249	(32)	217

Total intangible assets	$20,242	$(5,237)	$15,005	$20,720	$(3,073)	$17,647

Estimated Amortization Expense for Intangible Assets

Amortization expense totaled $1.0 million in the six months ended July 2, 2016 and June 27, 2015, respectively. The estimated amortization expense for the intangible assets for each of the five years subsequent to July 2, 2016 is as follows:

2016 (six months)	$1,233
2017	1,258
2018	1,252
2019	1,246
2020	1,162
2021	1,121
Thereafter	18,310
Total	$25,582

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

2016	2,167
2017	959
2018	959
2019	959
2020	901
Thereafter	9,060

Total	$15,005

Schedule of Contingent Consideration Obligations Measured at Fair Value

The fair value of contingent consideration and derivatives as of January 2, 2016 and December 27, 2014 was:

	2015	2014
Current portion of acquisition-related liabilities and derivatives:
Contingent consideration	$4,918	$2,375
Cash flow hedge	224	—

Acquisition- related liabilities and derivatives:
Contingent consideration	$2,475	$5,379
Cash flow hedge	681	—

Schedule of Carrying Value and Fair Value of Financial Instruments

The carrying value and fair value of these financial instruments as of January 2, 2016 and December 27, 2014 was:

	January 2, 2016		December 27, 2014
	Fair Value	Carrying Value	Fair Value	Carrying Value

Level 2
Long-term debt(1)	$1,283,799	$1,291,858	$1,101,873	$1,048,960

Level 3
Current portion of deferred consideration and noncompete obligations(2)	13,166	13,166	16,027	16,027
Long term portion of deferred consideration and noncompete obligations(3)	28,553	28,553	37,357	37,357

(1)	$6.5 million and $5.3 million included in current portion of debt as of January 2, 2016 and December 27, 2014, respectively.
(2)	Included in current portion of acquisition-related liabilities on the balance sheet.
(3)	Included in acquisition-related liabilities on the balance sheet.